Expense Example, No Redemption - Pioneer Strategic Income VCT Portfolio	May 01, 2021 USD ($)
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 81
Expense Example, No Redemption, 3 Years	372
Expense Example, No Redemption, 5 Years	686
Expense Example, No Redemption, 10 Years	1,575
Class II
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	106
Expense Example, No Redemption, 3 Years	450
Expense Example, No Redemption, 5 Years	818
Expense Example, No Redemption, 10 Years	$ 1,853